S000085273 [Member] Investment Risks - iShares Large Cap Max Buffer Dec ETF	Jul. 31, 2025
Investment in Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment in Underlying Fund Risk. The Fund invests in the Underlying Fund, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Fund. The Fund’s NAV will change with changes in the value of the Underlying Fund and other assets that the Fund holds. The shares of the Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Fund, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Fund.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Asset Class Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, an index, or other asset classes.

Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
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Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques, models and/or risk analyses applied by BFA will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may adversely affect the ability of the Fund to achieve its investment objective.

Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.

Operational and Technology Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

Risk of Investing in the U S [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the
U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gains that it distributes to shareholders, provided that it satisfies certain requirements of the Internal Revenue Code. However, the federal income tax treatment of certain aspects of the Fund’s operations are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code.
To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service (“IRS”) guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the reference asset (i.e., the Underlying Fund) as the issuer of the options. Assuming the reference asset qualifies as a RIC, the Fund could count the options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the options is not appropriately the reference asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Technology Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.

Consumer Goods and Services Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.

Approximate Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Fund experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Fund. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Options Risk. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other reference asset related to the option decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). When the Fund sells an option, it may experience a substantial loss if the price of the underlying security or other reference asset increased to a level significantly above the exercise price (in the case of a call option) or decreased to a level significantly below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
FLEX Options Risk. FLEX Options are subject to the risk that they may be less liquid than certain other instruments, such as standardized options. In less liquid markets for the FLEX Options, terminating FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for FLEX Options, the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of an investment in the Fund. There is also a risk that the Fund will be unable to maintain the proportional relationship based on the number of exchange-traded options in the Fund’s portfolio or that adverse tax law changes will negatively impact the treatment of FLEX Options. Additionally, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of Fund shares, the Fund’s NAV and the share price of the Fund could be negatively impacted.

Clearing Member Default Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options and futures, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for FLEX Options or futures may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Underlying Fund, the Fund's or the Underlying Fund’s clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.

Futures Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Futures Contract Risk. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Swaps or other derivatives on futures contracts also may be adversely impacted by these risks. The primary risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and that of the underlying asset; (ii) resale restrictions or the lack of a liquid secondary market and the resulting inability to close a futures contract when desired; (iii) losses from unanticipated market movements, which are potentially unlimited; (iv) BFA’s inability to predict correctly the direction of the prices of futures contracts and other financial and economic factors; (v) a counterparty’s default in the performance of its obligations; (vi) the obligation to make daily cash payments to maintain the required margin for the futures contract; and (vii) the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund.
As futures contracts approach expiration, they may be “rolled” (i.e., replaced by similar contracts with a later expiration to maintain exposure to the underlying asset), which involves additional risks. In certain market conditions, the sale price of a near-term month contract can be lower than the purchase price of a longer-term contract, resulting in a cost to “roll” the futures contract.

Large Shareholder and Large Scale Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.

Outcome Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Outcome Period Risk. The Approximate Buffer and Approximate Cap for an Outcome Period apply to Fund shares held over the entire Outcome Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.

Approximate Buffer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Approximate Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying Fund losses. The Fund does not provide principal protection or non-principal protection, and, despite the Approximate Buffer, an investor may experience significant losses on their investment, including the loss of their entire investment. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the Approximate Buffer that the Fund seeks to provide may not be available. In periods of extreme market volatility, the Fund’s return may be subject to significantly less downside protection than the Approximate Buffer.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund's performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.